Schedule of changes in other capital reserves (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of reserves within equity [line items]
Balance as at April 1, 2020		₨ 1,510,974	₨ 2,379,170	₨ (225,279)
Exercised during the year				51
Balance as at March 31, 2021	$ 15,903	1,163,075	1,510,974	2,379,170
Other capital reserve [member]
Disclosure of reserves within equity [line items]
Balance as at April 1, 2020		689,295	735,988	832,964
Share-based payments expense during the year		79,721	11,536
Exercised during the year		(578,818)	(5,050)	(376,339)
Forfeited during the year		(2,622)	(6,401)
Expired during the year		(65,467)	(46,778)
Balance as at March 31, 2021		122,109	689,295	735,988
Other capital reserve [member] | Share-based payments [member]
Disclosure of reserves within equity [line items]
Balance as at April 1, 2020		665,696	712,389
Share-based payments expense during the year		79,721	11,536
Exercised during the year		(578,818)	(5,050)
Forfeited during the year		(2,622)	(6,401)
Expired during the year		(65,467)	(46,778)
Balance as at March 31, 2021		98,510	665,696	712,389
Other capital reserve [member] | Equity Instruments [member]
Disclosure of reserves within equity [line items]
Balance as at April 1, 2020		341	341
Share-based payments expense during the year
Exercised during the year
Forfeited during the year
Expired during the year
Balance as at March 31, 2021		341	341	341
Other capital reserve [member] | Warrants [member]
Disclosure of reserves within equity [line items]
Balance as at April 1, 2020		23,258	23,258
Share-based payments expense during the year
Exercised during the year
Forfeited during the year
Expired during the year
Balance as at March 31, 2021		₨ 23,258	₨ 23,258	₨ 23,258